                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
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                       MFS GOVERNMENT MARKETS INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                    Date of reporting period: August 31, 2004
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) GOVERNMENT
MARKETS INCOME TRUST

[graphic omitted]

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a discount to NAV.

Visit MFS.COM for the latest information about your investment.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004     MFS(R) GOVERNMENT MARKETS INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT           $ VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS - 97.8%
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U.S. BONDS - 83.9%
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Agency - Other - 5.7%
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Financing Corp., 10.7%, 2017                                                                $4,095,000           $6,370,039
---------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.8%, 2018                                                                  4,350,000            6,416,220
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Financing Corp., 10.35%, 2018                                                                6,820,000           10,475,513
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                                                                                                                $23,261,772
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Asset Backed & Securitized - 0.2%
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Freddie Mac,  3.108%, 2035                                                                    $660,000             $659,022
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Financial Institutions - 0.8%
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SLM Corp., 1.88%, 2007                                                                      $3,205,000           $3,211,083
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Mortgage Backed - 54.8%
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Fannie Mae,  6.942%, 2007                                                                   $5,044,551           $5,437,372
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2033                                                               21,211,436           22,402,062
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                 43,390,707           45,126,412
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                               55,560,572           56,982,812
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                                 47,523,175           48,521,066
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                      25,319,797           25,337,948
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 8.5%, 2022                                                                      10,100,000           11,336,010
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2027 - 2028                                                                 167,288              180,285
---------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7  .5%, 2022 - 2032                                                                963,214            1,037,011
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Ginnie Mae, 6.5%, 2028 - 2032                                                                4,634,499            4,901,784
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                                                                                                               $221,262,762
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U.S. Government Agencies - 7.1%
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Fannie Mae, 3.41%, 2007                                                                     $3,945,000           $3,946,973
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Small Business Administration, 8.875%, 2011                                                    430,562              463,376
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Small Business Administration, 6.34%, 2021                                                   1,615,103            1,748,112
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Small Business Administration, 6.35%, 2021                                                   1,954,524            2,116,254
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Small Business Administration, 6.44%, 2021                                                   1,570,275            1,705,740
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Small Business Administration, 6.625%, 2021                                                  1,580,003            1,727,817
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Small Business Administration, 4.98%, 2023                                                     977,766              993,210
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                   1,403,000            1,369,769
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Small Business Administration, 4.72%, 2024                                                   2,616,923            2,617,684
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Small Business Administration, 4.77%, 2024                                                   2,538,000            2,545,031
---------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                   1,532,000            1,593,241
---------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 6.36%, 2016                                  1,580,000            1,767,160
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                  5,612,000            6,110,587
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                                                                                                                $28,704,954
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U.S. Treasury Obligations - 15.3%
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U.S. Treasury Bonds, 10.375%, 2009 - 2012                                                  $14,600,000          $16,622,462
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                               3,036,000            4,034,085
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U.S. Treasury Bonds, 8.875%, 2017                                                            6,000,000            8,553,048
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U.S. Treasury Notes, 3.375%, 2007                                                           16,103,672           17,259,867
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U.S. Treasury Notes, 3.625%, 2008###                                                        11,081,061           12,180,945
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U.S. Treasury STRIPS (Interest),0%, 2012                                                     4,195,000            3,027,980
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                                                                                                                $61,678,387
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Total U.S. Bonds                                                                          $338,777,980
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FOREIGN BONDS - 13.9%
---------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%
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Government of Australia, 6.25%, 2015 (International Market Sovereign)                      AUD 798,000             $593,256
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Austria - 0.7%
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Republic of Austria, 5.5%, 2007 (International Market Sovereign)                         EUR 2,084,000           $2,736,107
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Republic of Austria, 4.65%, 2018 (International Market Sovereign)                              118,000              148,585
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                                                                                                                 $2,884,692
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Belgium - 0.4%
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Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                           EUR 784,000             $975,460
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Kingdom of Belgium, 5 %, 2012 (International Market Sovereign)                                 483,000              632,284
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                                                                                                                 $1,607,744
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Brazil - 0.4%
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Federal Republic of Brazil, 8 %, 2014 (Emerging Market Sovereign)                           $1,538,674           $1,505,977
---------------------------------------------------------------------------------------------------------------------------
Canada - 1.1%
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Government of Canada, 5.25%, 2008 (International Market Sovereign)                          $2,735,000           $2,935,973
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Government of Canada, 5.5%, 2009 - 2010 (International Market Sovereign)                 CAD 1,635,000            1,330,123
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Government of Canada, 5.25%, 2012 (International Market Sovereign)                              47,000               37,675
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Government of Canada, 8 %, 2023 (International Market Sovereign)                                74,000               76,531
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                                                                                                                 $4,380,302
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Chile - 0.1%
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HQI Transelec Chile S.A., 7.875%, 2011 (Utilities - Electric Power)                           $314,000             $364,761
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Denmark - 0.5%
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Kingdom of Denmark, 7 %, 2007 (International Market Sovereign)                           DKK 5,466,000           $1,003,620
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Kingdom of Denmark, 6 %, 2009 (International Market Sovereign)                               3,516,000              642,201
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Kingdom of Denmark, 5 %, 2013 (International Market Sovereign)                               2,358,000              409,317
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                                                                                                                 $2,055,138
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El Salvador
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Republic of El Salvador, 8.25%, 2032 (Emerging Market Sovereign)                              $181,000             $177,380
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Finland - 0.8%
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Republic of Finland, 2.75%, 2006 (International Market Sovereign)                        EUR 1,323,000           $1,620,507
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Republic of Finland, 3 %, 2008 (International Market Sovereign)                              1,471,000            1,789,170
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                                                                                                                 $3,409,677
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France - 0.7%
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Republic of France, 4.75%, 2007 (International Market Sovereign)                           EUR 985,000           $1,265,660
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Republic of France, 4 %, 2009 (International Market Sovereign)                               1,224,000            1,535,322
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                                                                                                                 $2,800,982
Germany - 1.7%
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Federal Republic of Germany, 4 %, 2007 - 2009 (International Market Sovereign)             EUR 788,000             $990,861
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Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                     3,628,000            4,489,218
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Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                      243,000              322,806
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Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                    709,000              871,078
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                                                                                                                 $6,673,963
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Ireland - 0.9%
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Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                        EUR 2,719,000           $3,451,463
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Malaysia - 0.2%
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Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market Agencies)                             $537,000             $635,908
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Mexico - 1.3%
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BBVA Bancomer Capital Trust I, 1 0.5%, 2011 (Banks & Credit Companies)##                    $1,502,000           $1,648,445
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Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                    987,000            1,125,180
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Petroleos Mexicanos, 9.375%, 2008 (Emerging Market Agencies)                                 1,072,000            1,262,280
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United Mexican States, 8.125%, 2019 (Emerging Market Sovereign)                              1,040,000            1,196,000
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United Mexican States, 8 %, 2022 (Emerging Market Sovereign)                                    89,000              100,348
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                                                                                                                 $5,332,253
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Netherlands - 1.0%
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Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                     EUR 1,519,000           $1,985,109
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market Sovereign)                         1,601,000            1,990,480
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                                                                                                                 $3,975,589
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New Zealand - 0.6%
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Government of New Zealand, 7 %, 2009 (International Market Sovereign)                      NZD 785,000             $532,371
---------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)                       2,791,000            1,866,436
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                                                                                                                 $2,398,807
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Panama - 0.2%
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Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                           $646,000             $713,942
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Republic of Panama, 8.875%, 2027 (Emerging Market Sovereign)                                   206,000              213,210
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                                                                                                                   $927,152
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Portugal - 0.2%
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Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                         EUR 565,000             $761,928
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Qatar - 0.3%
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State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)                                       $990,000           $1,408,275
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Russia - 0.4%
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Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market Sovereign)##                          $500,000             $556,250
---------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)                                                               370,000              401,450
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Russian Ministry of Finance, 12.75%, 2028 (Emerging Market Sovereign)                          443,000              672,252
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                                                                                                                 $1,629,952
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South Africa - 0.5%
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Republic of South Africa, 9.125%, 2009 (Emerging Market Sovereign)                            $855,000           $1,014,244
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Republic of South Africa, 8.5%, 2017 (Emerging Market Sovereign)                               843,000            1,005,278
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                                                                                                                 $2,019,522
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Spain - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 7 %, 2005 (International Market Sovereign)                                $3,600,000           $3,750,703
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Kingdom of Spain, 6 %, 2008 (International Market Sovereign)                                EUR 13,000               17,397
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Kingdom of Spain, 5.35%, 2011 (International Market Sovereign)                               1,424,000            1,903,566
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                                                                                                                 $5,671,666
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United Kingdom - 0.4%
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                      GBP 149,000             $288,170
---------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009 (International Market Sovereign)                          192,000              360,144
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United Kingdom Treasury, 5 %, 2012 (International Market Sovereign)                            581,000            1,053,644
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                                                                                                                 $1,701,958
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Total Foreign Bonds                                                                                             $56,368,345
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Total Bonds (Identified Cost, $384,888,572)                                                                    $395,146,325
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REPURCHASE AGREEMENT - 2.4%
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Goldman Sachs, 1.58%,  dated 08/31/2004, due 09/01/2004,
total to be received $9,570,420 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account),at Cost                         $9,570,000           $9,570,000
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Total Investments (Identified Cost, $394,458,572)                                                              $404,716,325
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OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                            (971,471)
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Net Assets - 100.0%                                                                                            $403,744,854
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 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
NZD = New Zealand Dollar
SEK = Swedish Krona

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $399,479,364
                                                ------------
Gross unrealized appreciation                     $8,385,361
                                                ------------
Gross unrealized depreciation                     (3,148,400)
                                                ------------
Net unrealized appreciation                        5,236,961
                                                ------------

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contract and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                         NET UNREALIZED
                         CONTRACTS TO                                CONTRACTS            APPRECIATION
     SETTLEMENT DATE   DELIVER/RECEIVE      IN EXCHANGE FOR          AT VALUE            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES
        10/12/04        AUD 641,743              $455,654             $451,429                $4,225
        11/16/04        DKK 12,375,523          2,032,840            2,025,191                 7,649
  10/6/04 - 11/15/04    EUR 21,072,207         25,674,559           25,655,279                19,280
        11/16/04        GBP 896,237             1,624,765            1,606,638                18,127
        10/12/04        NZD 3,709,481           2,373,103            2,421,671               (48,568)
                                              ------------------------------------------------------
                                              $32,160,921          $32,160,208                  $713
                                              ------------------------------------------------------
PURCHASES
        9/13/04         CAD 236,019              $180,373             $179,601                 ($772)
  10/6/04 - 11/15/04    EUR 1,201,803           1,463,261            1,463,351                    90
       11/16/04         SEK 15,487,767          2,059,737            2,064,554                 4,817
                                              ------------------------------------------------------
                                               $3,703,371           $3,707,506                $4,135
                                              ------------------------------------------------------

At August 31,2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $50,287 with Merrill Lynch International.

At August 31,2004, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
                                                                                  Unrealized
                                                                                 Appreciation
Description                   Expiration     Contracts        Position          (Depreciation)
                                              ------------------------------------------------------
U.S. Treasury Note 2 Year       Dec-04          174             Short           ($52,373)
U.S. Treasury Note 10 Year      Dec-04          50              Long              20,887
                                                                                --------
                                                                                ($31,486)
                                                                                --------
At August 31, 2004, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST
            ----------------------------------------------------------


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President

Date:   October 25, 2004
        ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       ROBERT J. MANNING
                                --------------------------------------------
                                Robert J. Manning, President
                                (Principal Executive Officer)

Date:   October 25, 2004
        ----------------

By (Signature and Title)*       RICHARD M. HISEY
                                --------------------------------------------
                                Richard M. Hisey, Treasurer (Principal Financial
                                Officer and Accounting Officer)

Date:   October 25, 2004
        ----------------

* Print name and title of each signing officer under his or her signature.